20 Provisions	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Provisions
20	Provisions

	2019 £’000	2018 £’000	2017 £’000
Opening provision at 1 January	165	–	–
Provision (released)/recognised in the year	(68)	165	–
At 31 December	97	165	–
Less: non-current portion (rental deposit and bond)	–	(165)	–
Current portion	97	–	–

The provision relates to the ‘making good’ clause on the Abingdon office which was vacated in December 2018. The office has been sub-let for the remaining period of the lease, which terminated in February 2020.